SUPPLEMENTAL QUARTERLY INFORMATION (UNAUDITED) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
SUPPLEMENTAL QUARTERLY INFORMATION (UNAUDITED)
Revenues	$ 205,665	$ 213,117	$ 211,059	$ 206,565	$ 203,263	$ 210,195	$ 207,299	$ 207,683	$ 205,822	$ 834,004	$ 830,999	$ 863,551
Interest expense	59,475	63,669	61,514	63,574	65,316	65,720	63,808	69,316	69,990	254,073	268,834	313,032
Administrative and operating expenses	52,587	80,625	62,171	57,935	49,507	71,388	60,375	59,468	51,347	250,238	242,578	302,972
Income tax provision	29,743	24,328	30,423	30,484	30,877	28,290	30,259	28,252	31,252	116,112	118,053	85,067
Net income attributed to noncontrolling interest	418	419	474	388	364	388	295	394	411	1,645	1,488	1,861
NET INCOME ATTRIBUTABLE TO CNH CAPITAL LLC	$ 63,442	$ 44,076	$ 56,477	$ 54,184	$ 57,199	$ 44,409	$ 52,562	$ 50,253	$ 52,822	$ 211,936	$ 200,046	$ 160,619